                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                            Chicago, IL       February 17, 2009
-------------------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form I3F Information Table Value Total:   $140,039
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------- ----------- -------- --------------------- ---------- -------- ------------------------
                           TITLE OF               VALUE   SHRS OR  SH/   PUT/  INVESTMENT   OTHER    VOTING  AUTHORITY
      NAME OF ISSUER         CLASS     CUSIP    (X$1000)  PRN AMT  PRN   CALL  DISCRETION MANAGERS   SOLE      SHARED  NONE
-------------------------- -------- ----------- -------- --------- --- ------- ---------- -------- --------- --------- ----
Air Transport Services
   Group, Inc.             COM      00922R105       971  5,393,962 SH          Sole       None     5,393,962
Berkshire Hathaway         A        084670 10 8   1,546         16 SH          Sole       None            16
Berkshire Hathaway         B        084670 20 7     816        254 SH          Sole       None           254
CompuCredit Corporation    COM      20478N 10 0   1,793    324,152 SH          Sole       None       324,152
Cresud S A C I F Y A       SPON ADR 226406106     5,759    643,408 SH          Sole       None       643,408
Cresud SA Commercial       SPON ADR P3311R192        39    391,843 SH  Warrant Sole       None       391,843
Cryptologic Ltd.           COM      228906103       331    144,695 SH          Sole       None       144,695
Fairfax Finl Hldngs Ltd    SUB VTG  303901 10 2  18,178     58,001 SH          Sole       None        58,001
Goldman Sachs Group Inc.   COM      38141GDG6     9,356    110,864 SH          Sole       None       110,864
Harvest Nat Res Inc.       COM      41754V 10 3  24,565  5,712,701 SH          Sole       None     5,712,701
Horsehead Hldg Corp.       COM      440694305     8,223  1,749,634 SH          Sole       None     1,749,634
Leucadia National Corp.    COM      527288104    15,338    774,672 SH          Sole       None       774,672
Pinnacle Airlines Corp.    COM      723443107     4,676  2,750,688 SH          Sole       None     2,750,688
Pinnacle Airlines Corp.    COM      723443107        48     68,800 SH  Call    Sole       None        68,800

Potash Corp.               COM      73755L107    11,504    157,110 SH          Sole       None       157,110
Sears Holdings Corporation COM      812350106    16,362    420,947 SH          Sole       None       420,947
Sears Holdings Corporation COM      812350906         1       2500 SH  Call    Sole       None          2500
Teck Cominco               CL B     878742204     4,808    977,301 SH          Sole       None       977,301
Ternium S.A.               SPON ADR 880890108    15,246  1,778,944 SH          Sole       None     1,778,944
Wellcare Health Plans Inc. COM      94946T 10 6     379     13,900 SH  Put     Sole       None        13,900

                                POWER OF ATTORNEY

     Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

     (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

     (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

     This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


By: /s/  Mohnish Pabrai
    ---------------------------------
    Mohnish Pabrai